Pension and Other Post-Retirement Benefits - Accumulated benefit obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$ 15,465	$ 13,605
Fair value of plan assets	5,487	5,184
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	16,563	14,486
Fair value of plan assets	$ 5,487	$ 5,184